DFA Investment Dimensions Group Inc.
Dimensional Investment Group Inc.
Dimensional ETF Trust

SUPPLEMENT TO THE CURRENTLY EFFECTIVE
STATEMENTS OF ADDITIONAL INFORMATION

The purpose of this Supplement to the currently effective Statements of Additional Information (“SAIs”) of each series of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., and Dimensional ETF Trust (each, a “Fund”) is to incorporate changes to the officers of each Fund, as noted below. Capitalized and defined terms not otherwise defined in this supplement have the meanings assigned to them in the SAIs.

I.	The following information is added to the table under the heading “Directors and Officers - Officers” or “Trustees and Officers - Officers” in the SAIs.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Melissa Barker 1988	Assistant Treasurer	Since December 2023
Assistant Treasurer (since December 2023) of
• DFAIDG, DIG, DFAITC, DEM and ETF Trust
Senior Tax Manager (since January 2023) of
• Dimensional Fund Advisors LP
Investment Tax Manager (May 2020 – December 2022) of
• Dimensional Fund Advisors LP
Assistant Vice President Tax Services (September 2013 – May 2020) of
• SS&C ALPS Advisors

[1]	Holds office for an indefinite term at the pleasure of the Board of Directors/Trustees and until his/her successor is elected and qualified.

II.
Effective February 1, 2024, references to Gerard K. O’Reilly’s position with the Funds are changed to “Chairman and Director; Co-Chief Executive Officer and Co-Chief Investment Officer” or “Chairman and Trustee; Co-Chief Executive Officer and Co-Chief Investment Officer,” as applicable.

III.	Effective February 1, 2024, the following information is added to the table under the heading “Directors and Officers - Officers” or “Trustees and Officers - Officers” in the SAIs.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Savina B. Rizova 1981	Co-Chief Investment Officer	Since February 2024
Co-Chief Investment Officer (since February 2024) of
• DFAIDG, DIG, DFAITC, DEM and ETF Trust
• DFA Australia Limited
• DFA Securities LLC
• Dimensional Cayman Commodity Fund I Ltd.
• Dimensional Fund Advisors Canada ULC
• Dimensional Fund Advisors LP
• Dimensional Holdings Inc.
• Dimensional Holdings LLC
• Dimensional Investments LLC
• Dimensional Japan Ltd.
Global Head of Research (since April 2020) of
• Dimensional Fund Advisors LP
Head of Research (August 2019 – March 2020)
Co-Head of Research (January 2018 – August 2019)
Head of Research Strategy (May 2017 – December 2017) of
• Dimensional Fund Advisors LP
Vice President (since January 2012) of
• Dimensional Holdings Inc.
• Dimensional Fund Advisors LP
• Dimensional Investment LLC
• DFA Securities LLC

[1]	Holds office for an indefinite term at the pleasure of the Board of Directors/Trustees and until his/her successor is elected and qualified.

The date of this Supplement is January 24, 2024